Intangible Assets - Schedule of Estimated Future Intangible Assets Amortization Expense (Detail) - Micromidas, Inc. - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
2021		$ 42,954
2022		42,954
2023		42,954
2024		42,954
2025		42,954
Thereafter		42,902
Intangible assets, net	$ 249,659	$ 257,672	$ 295,105